Mainland China Contribution Plan and Profit Appropriation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mainland China contribution plan and profit appropriation (Textual)
Statutory Reserves	$ 8,350,141	$ 8,350,141
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Employer contribution towards retirement plan	$ 456,782	400,219	$ 418,045
Employer contribution towards benefit plan	$ 527,967	$ 419,750	$ 443,305